Advances for vessels under construction	12 Months Ended
Dec. 31, 2011
Advances For Vessels Under Construction (Abstract)
Advances for vessels under construction
7.     Advances for vessels under construction:

As of December 31, 2010  advances for vessels under construction reflect the advances paid to the shipyard for new-building vessels, as well as, the Company's portion of the excess of the fair value of these contracts over their contracted prices and capitalized interest. The amount shown in the accompanying consolidated balance sheets is analyzed as follows:

December 31, 2010
Advances to the shipyard and initial expenses	$62,480
Company's portion on the excess of the fair value of new building contracts over their contractual prices following the purchase method of accounting	10,700
Capitalized interest	2,265
Other	1,140
$76,585

The vessel was delivered on January 10, 2011 as discussed under Note 6 above.